Expense Example - FidelityAdvisorFreedomFunds-AMCIZComboPRO - FidelityAdvisorFreedomFunds-AMCIZComboPRO - Fidelity Advisor Freedom 2005 Fund	May 30, 2023 USD ($)
Fidelity Advisor Freedom 2005 Fund - Class A
Expense Example:
1 year	$ 644
3 years	792
5 years	953
10 years	1,418
Fidelity Advisor Freedom 2005 Fund - Class C
Expense Example:
1 year	250
3 years	465
5 years	803
10 years	1,554
Fidelity Advisor Freedom 2005 Fund - Class M
Expense Example:
1 year	445
3 years	648
5 years	868
10 years	1,498
Fidelity Advisor Freedom 2005 Fund - Class I
Expense Example:
1 year	48
3 years	151
5 years	263
10 years	591
Fidelity Advisor Freedom 2005 Fund - Class Z
Expense Example:
1 year	43
3 years	135
5 years	235
10 years	$ 530